Note 3 - Acquisitions - Acquisition Details (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets	$ 16,643	$ 10,649	$ 35,003
Non-current assets	3,719	2,407	6,705
Current liabilities	(18,556)	(13,264)	(44,880)
Long-term liabilities	(4,207)	(1,605)	(9,734)
Non-controlling interests	(25)		(255)
	(2,427)	(15,097)	(30,861)
Cash consideration, net of cash acquired	(82,073)	(44,108)	(91,559)
Acquisition date fair value of contingent consideration	(12,056)	(14,566)	(13,339)
Total purchase consideration	(94,129)	(58,674)	(108,069)
Acquired intangible assets	43,602	30,398	39,369
Goodwill	$ 52,954	43,373	99,561
Redeemable non-controlling interest		$ (13,284)	(17,700)
Note consideration			$ (3,171)